FINANCE INCOME AND FINANCE EXPENSES - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jan. 01, 2025
Financing Receivable, before Allowance for Credit Loss, Maturity [Line Items]
Cash flow hedges - reclassified to profit or loss		$ 198	$ (2,313)	$ 1,902	$ (2,313)
Amount reclassified from hedging reserve to profit or loss (net of related tax)		(173)		(1,664)	2,024
OddsJam
Financing Receivable, before Allowance for Credit Loss, Maturity [Line Items]
Early settlement, percentage	30.00%
Effective discount percentage	9.21%
Annualized rate, percentage	10.00%
Actual number of days elapsed between the early election and the original due date	365 days
Deferred consideration liability, early settlement with carrying amount	$ 10,761
Cash paid	$ 10,435					$ 63,577
Cross currency interest rate swap
Financing Receivable, before Allowance for Credit Loss, Maturity [Line Items]
Amount reclassified from hedging reserve to profit or loss (net of related tax)		$ (173)	$ 2,024	$ (1,664)	$ 2,024